Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Balances and Transactions
Related Party Balances and Transactions

12. Related Party Balances and Transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
E-House Enterprise

Mr. Xin Zhou, executive chairman of Leju, is E-House Enterprise’s chairman. E-House Enterprise was a subsidiary of E-House before it became a listed company in Hong Kong in July, 2018.Leju has been a subsidiary of E-House Enterprise since November 4, 2020. (Note 1)

E-House

Under the common control of E-House Holdings until December 30, 2016, and E-House Holdings became largest shareholder from December 31, 2016 to November 4, 2020. Mr. Xin Zhou, executive chairman of Leju, is E-House's ultimate controller. (Note 1).

SINA	A shareholder with significant influence
Shanghai Yicang Enterprise Management Ltd. ("Yicang")	Mr. Xin Zhou, executive chairman of Leju, is Yicang’s chairman and ultimate controller before April 2019. Yicang was disposed of in April, 2019.
Shanghai Tianji Network Services Ltd. (“Tianji Network”) (formerly known as Shanghai Yunchuang Information & Technology Ltd.)	Mr. Xin Zhou, executive chairman of Leju, is Tianji Network's ultimate controller
Yunnan Huixiangju Information & Consultant Ltd. (“Huixiangju”)	One of the Group’s investment affiliates and the Group owns 51% equity interest and has significant influence
Suzhou Qianyisheng Information & Consultant Ltd. (“Qianyisheng”)	One of the Group’s investment affiliates and the Group owns 19% equity interest and has significant influence
Shanghai Quanzhuyi Home Furnishing Accessories Ltd. ("QuanZhuYi")	One of the Group's investment affiliates and the Group owns 13.5% equity interest and has significant influence
Tencent Holdings Ltd. or certain of its affiliates (“Tencent”)	A shareholder with significant influence
Jupai Holdings Ltd. (“Jupai”)	Mr. Xin Zhou, executive chairman of Leju, is Jupai’s director. E-House Holdings has significant influence on Jupai and Leju

Subsequent to Leju’s IPO, E-House began charging the Group corporate service fees pursuant to agreements entered into in March 2014 in connection with Leju’s IPO. Under these service arrangements, E-House provides various corporate support services to the Group, including general finance and accounting, human resource management, administrative, internal control and internal audit, operational management, legal and information technology. The termination provisions in the arrangements were amended on November 4, 2020 and E-House continues to provide such services under the amended services arrangements. E-House charges the Group a fee based on an estimate of the actual cost incurred to provide such services, which amounted to $1,942,495,  $1,772,642 and $1,910,204 for the years ended December 31, 2018, 2019 and 2020, respectively.

During the years ended December 31, 2018, 2019 and 2020, significant related party transactions were as follows:

	Year Ended December 31,
	2018	2019	2020
	$	$	$
Corporate service provided by E-House under service agreements	1,942,495	1,772,642	1,910,204
Online advertising resources fee recognized as cost of revenues purchased from SINA	19,828,784	18,281,406	29,322,241
Online advertising resources fee recognized as cost of revenues purchased from Tencent	23,488,344	21,441,779	17,790,501
Services purchased from/rental cost paid to E-House	1,950,976	1,478,163	764,952
Services purchased from E-House Enterprise	4,269,565	7,427,364	21,429,920
Services purchased from Jupai	236,432	132,586	34,160
Services purchased from Tianji Network	17,216	1,090,583	493,176
Services purchased from Yicang (Note B)	9,438	17,767	—
Total services purchased from related parties	51,743,250	51,642,290	71,745,154

Online advertising services provided to E-House	—	23,168	—
Compensation from E-House (Note A)	3,425,741	—	—
Services provided to E-House Enterprise	1,904,027	1,391,448	1,392,190
Services provided to Investing affiliates	—	1,319,805	2,393,204
Total online advertising services provided to related parties	5,329,768	2,734,421	3,785,394

Fee paid to Tencent for advertising resources on behalf of customers (Note C)	—	9,247,005	43,083,548

Note A: On May 28, 2018, the Company entered into an agreement with E-House to entrust the operation of its Online Furnishing platform business to E-House. E-House agreed to compensate the Company for any losses generated from the operation. Likewise, any profit from the operation would be equally shared by the Company and E-House. The amounts represent compensation receivable from E-House due to losses generated from the operation. The compensation was netted of “Selling, general and administrative expenses”. Such agreement was terminated on December 20, 2018.

Note B: Yicang was a related party before it was disposed of in April, 2019. The transactions with Yicang in 2019 represent the services purchased from Yicang from January to April, 2019.

Note C: The Group has determined that it acts as an agent for those arrangements as the Group only earns agreed rebates from certain media outlets and recognizes such rebates as revenue on a net basis. Media outlets grant the Group rebates in the form of prepayments for the media outlets’ services or cash, mainly based on the gross spending of the advertisers. For performance obligations for which it acts as the agent, revenue is recorded net of the costs for advertising placements from suppliers, equal to the amount retained for its fee or commission.  Fees paid to Tencent for advertising resources on behalf of customers represent costs paid to Tencent for such arrangements.

The transactions are measured at the amount of consideration established and agreed to by the related parties.

As of December 31, 2019 and 2020, amounts due from related parties were comprised of the following:

	As of December 31,
	2019	2020
	$	$
E-House (1)	555,652	—
E-House Enterprise (2)	906,009	—
Investing affiliates (3)	1,384,378	692
Tencent (4)	6,827,030	9,078,854
Allowance for current expected credit losses	—	(3,188)
Total	9,673,069	9,076,358

As of December 31,2019 and 2020, amounts due to related parties were comprised of the following:

	As of December 31,
	2019	2020
	$	$
E-House (1)	—	129,566
SINA (5)	3,263,565	3,238,329
Tianji Network (6)	1,143,212	1,499,447
E-House Enterprise (2)	—	2,238,543
Total	4,406,777	7,105,885
(1)

The amounts due from/to E-House as of December 31, 2019 and 2020 were primarily for net results for compensation receivable from E-House (See Note A) and payable for corporate service fees charged by E-House.

(2)

The amounts due from/to E-House Enterprise as of December 31, 2019 and 2020 represent net results for receivable for online advertising revenue from E-House Enterprise and payable for marketing service fees charged by E-House Enterprise.

(3)	The amounts due from affiliates as of December 31, 2019 and 2020 represent receivable for e-commerce platform service fee from Huixiangju and the expense paid on behalf of Qianyisheng.
(4)	The amounts due from Tencent as of December 31, 2019 and 2020 represent prepaid fees for online advertising resources.
(5)	The amounts due to SINA as of December 31, 2019 and 2020 represent payable for online advertising resources fee.
(6)	The amounts due to Tianji Network as of December 31, 2019 and 2020 represent payable for technical service fees.

The roll forward of the payable to/ (receivable from) E-House for the years ended December 31, 2018, 2019 and 2020 is as follows:

		Year Ended December 31,
		2018	2019	2020
		$	$	$
Balance at January 1		1,376,955	(894,222)	(555,652)
Receivable from E-House Enterprise as of January 1, 2018	(A)	466,722	—	—
Corporate service provided by E-House under services agreements	(B)	1,942,495	1,772,642	1,910,204
Service provided to E-House	(B)	—	(23,168)	—
Service purchased from/rental cost paid to E-House	(B)	1,950,976	1,478,163	764,952
Compensation from E-House	(C)	(3,425,741)	—	—
Net payment	(D)	(3,205,629)	(2,889,067)	(1,989,938)
Balance at December 31		(894,222)	(555,652)	129,566

	As of December 31,
	2019	2020
	$	$
Net results for service fee (B) and compensation from E-House (C)	(555,652)	129,566
Amounts due to/(due from) E-House	(555,652)	129,566

(A)Represents receivable from E-House Enterprise as of January 1, 2018. E-House Enterprise was no longer a subsidiary of E-House from 2018. Therefore, the amount due from E-House Enterprise as of January 1, 2018 has been carved out from the current period's reconciliation.

(B)Represents services provided by or to E-House.

(C)Represents compensation from E-House. See Note A above.

(D)Represents net cash payment for activities (B and C) between the Company and E-House.

The roll forward of the payable to / (receivable from) E-House Enterprise for the year ended December 31, 2020 are as follows:

		Year Ended December 31,
		2020
		$
Balance at January 1		(906,009)
Service provided to E-House Enterprise	(E)	(1,392,190)
Service purchased from E-House Enterprise	(E)	21,429,920
Net payment	(F)	(16,893,178)
Balance at December 31		2,238,543

(E)Represents services provided by or to E-House Enterprise.

(F)Represents net cash flow for the activities E between the Company and E-House Enterprise.